UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	76.0	74.9
1 - 1.99%	14.0	16.7
2 - 2.99%	10.0	8.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

As of September 30, 2016*
U.S. Government and U.S. Government Agency Obligations	100.0%

 * Inflation Protected Securities - 100.0%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$23,026,458	$26,146,946
2.375% 1/15/25	31,610,772	36,477,597
2.375% 1/15/27	18,526,155	21,917,680
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	59,902,751	60,414,714
0.125% 4/15/19	59,335,755	60,210,550
0.125% 4/15/20	59,383,124	60,276,898
0.125% 4/15/21	51,634,196	52,188,775
0.125% 1/15/22	47,660,179	48,041,940
0.125% 7/15/22	49,157,390	49,561,219
0.125% 1/15/23	49,385,801	49,387,349
0.125% 7/15/24	48,024,416	47,609,763
0.125% 7/15/26	40,610,726	39,645,932
0.25% 1/15/25	48,144,629	47,760,489
0.375% 7/15/23	48,985,595	49,796,447
0.375% 7/15/25	48,085,931	48,227,875
0.375% 1/15/27	27,633,686	27,531,046
0.625% 7/15/21	43,179,886	44,804,804
0.625% 1/15/24	48,871,539	50,059,946
0.625% 1/15/26	43,309,294	44,123,100
1.125% 1/15/21	40,677,761	42,837,740
1.25% 7/15/20	35,562,963	37,639,195
1.375% 7/15/18	18,051,864	18,673,698
1.375% 1/15/20	23,142,372	24,381,552
1.875% 7/15/19	19,081,955	20,274,382
2.125% 1/15/19	16,793,979	17,668,737
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,018,349,856)		1,025,658,374
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $340,556)	340,488	340,556
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,018,690,412)		1,025,998,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		510,087
NET ASSETS - 100%		$1,026,509,017

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,595
Total	$1,595

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,025,658,374	$--	$1,025,658,374	$--
Money Market Funds	340,556	340,556	--	--
Total Investments in Securities:	$1,025,998,930	$340,556	$1,025,658,374	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,018,349,856)	$1,025,658,374
Fidelity Central Funds (cost $340,556)	340,556
Total Investments (cost $1,018,690,412)		$1,025,998,930
Receivable for investments sold		11,277,138
Receivable for fund shares sold		65,272,064
Interest receivable		1,223,303
Distributions receivable from Fidelity Central Funds		137
Total assets		1,103,771,572
Liabilities
Payable for investments purchased	$76,849,069
Payable for fund shares redeemed	408,812
Other payables and accrued expenses	4,674
Total liabilities		77,262,555
Net Assets		$1,026,509,017
Net Assets consist of:
Paid in capital		$1,015,327,751
Undistributed net investment income		8,373,674
Accumulated undistributed net realized gain (loss) on investments		(4,500,926)
Net unrealized appreciation (depreciation) on investments		7,308,518
Net Assets, for 10,064,154 shares outstanding		$1,026,509,017
Net Asset Value, offering price and redemption price per share ($1,026,509,017 ÷ 10,064,154 shares)		$102.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Interest		$9,030,365
Income from Fidelity Central Funds		1,595
Total income		9,031,960
Expenses
Custodian fees and expenses	$4,737
Independent directors' fees and expenses	1,973
Total expenses before reductions	6,710
Expense reductions	(1,983)	4,727
Net investment income (loss)		9,027,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(361,791)
Fidelity Central Funds	24
Total net realized gain (loss)		(361,767)
Change in net unrealized appreciation (depreciation) on investment securities		(13,867,479)
Net gain (loss)		(14,229,246)
Net increase (decrease) in net assets resulting from operations		$(5,202,013)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,027,233	$10,668,138
Net realized gain (loss)	(361,767)	(895,538)
Change in net unrealized appreciation (depreciation)	(13,867,479)	31,432,054
Net increase (decrease) in net assets resulting from operations	(5,202,013)	41,204,654
Distributions to shareholders from net investment income	(653,559)	(160,468)
Distributions to shareholders from net realized gain	(4,139,159)	–
Total distributions	(4,792,718)	(160,468)
Affiliated share transactions
Proceeds from sales of shares	100,532,485	364,107,384
Reinvestment of distributions	4,792,718	160,453
Cost of shares redeemed	(30,343,495)	(63,924,946)
Net increase (decrease) in net assets resulting from share transactions	74,981,708	300,342,891
Total increase (decrease) in net assets	64,986,977	341,387,077
Net Assets
Beginning of period	961,522,040	620,134,963
End of period	$1,026,509,017	$961,522,040
Other Information
Undistributed net investment income end of period	$8,373,674	$–
Shares
Sold	988,040	3,652,223
Issued in reinvestment of distributions	48,011	1,571
Redeemed	(298,123)	(637,185)
Net increase (decrease)	737,928	3,016,609

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$103.10	$98.28	$99.13	$98.55	$102.53	$100.00
Income from Investment Operations
Net investment income (loss)B	.963	1.322	.514	1.216	.964	.598
Net realized and unrealized gain (loss)	(1.548)	3.516	(1.364)	(.636)	(4.944)	1.932
Total from investment operations	(.585)	4.838	(.850)	.580	(3.980)	2.530
Distributions from net investment income	(.070)	(.018)	–	–C	–	–
Distributions from net realized gain	(.445)	–	–	–	–	–
Total distributions	(.515)	(.018)	–	–C	–	–
Net asset value, end of period	$102.00	$103.10	$98.28	$99.13	$98.55	$102.53
Total ReturnD,E	(.56)%	4.92%	(.86)%	.59%	(3.88)%	2.53%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	1.90%I	1.32%	.52%	1.22%	.95%	.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,026,509	$961,522	$620,135	$271,612	$294,750	$651,112
Portfolio turnover rateJ	16%I	28%	30%	54%	95%	49%I

 A For the period February 22, 2012 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,174,100
Gross unrealized depreciation	(3,248,776)
Net unrealized appreciation (depreciation) on securities	$5,925,324
Tax Cost	$1,020,073,606

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,973.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0010%	$1,000.00	$994.40	$-
Hypothetical-C		$1,000.00	$1,024.93	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IPB-SANN-0517
1.938136.105

Fidelity® Investment Grade Bond Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2017
U.S. Government and U.S. Government Agency Obligations	54.2%
AAA	0.7%
AA	0.7%
A	5.0%
BBB	26.4%
BB and Below	8.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	4.3%

As of September 30, 2016
U.S. Government and U.S. Government Agency Obligations	38.8%
AAA	2.7%
AA	1.4%
A	11.2%
BBB	29.9%
BB and Below	11.2%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB and below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *,**
Corporate Bonds	35.3%
U.S. Government and U.S. Government Agency Obligations	54.2%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	2.0%
Municipal Bonds	1.9%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 10.3%

 ** Futures and Swaps - 0.0%

As of September 30, 2016 *,**
Corporate Bonds	45.0%
U.S. Government and U.S. Government Agency Obligations	38.8%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	5.9%
Municipal Bonds	3.4%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 13.1%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.2%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,462,797
5.2% 4/1/45	2,719,000	2,672,470
6.25% 10/2/43	1,080,000	1,189,874
6.6% 4/1/36	3,355,000	3,856,509
6.75% 4/1/46	5,623,000	6,584,100
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,005,648
3.15% 1/15/20	10,728,000	10,910,580
3.25% 5/15/18	3,325,000	3,370,519
3.5% 7/10/19	7,458,000	7,661,492
4.25% 5/15/23	3,750,000	3,869,145
4.375% 9/25/21	36,356,000	38,226,952
		86,810,086
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,434,834
3.7% 1/30/26	3,733,000	3,817,728
4.7% 12/9/35	1,377,000	1,442,563
		6,695,125
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,219,780
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	10,048,680
4.908% 7/23/25	6,415,000	6,773,778
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,792,713
4.5% 9/15/42	2,999,000	2,723,770
5.5% 9/1/41	2,836,000	2,898,576
5.85% 5/1/17	2,001,000	2,007,147
6.55% 5/1/37	12,789,000	14,661,898
7.3% 7/1/38	4,675,000	5,791,843
8.25% 4/1/19	13,760,000	15,339,332
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,884,195
6.2% 3/15/40	7,609,000	8,687,728
		96,829,440

TOTAL CONSUMER DISCRETIONARY		190,334,651

CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,186,000
3.3% 2/1/23	16,234,000	16,520,530
3.65% 2/1/26	17,610,000	17,805,471
4.7% 2/1/36	15,370,000	16,271,558
4.9% 2/1/46	17,579,000	18,980,732
		84,764,291
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,296,472
3.875% 7/20/25	6,993,000	7,204,545
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,312,435
3.3% 11/18/21	5,048,000	5,178,183
		20,991,635
Tobacco - 0.8%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,273,689
9.25% 8/6/19	1,502,000	1,744,662
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,155,862
4.25% 7/21/25 (a)	7,942,000	8,216,992
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,795,552
4% 6/12/22	5,439,000	5,707,931
5.7% 8/15/35	2,047,000	2,339,825
6.15% 9/15/43	7,130,000	8,591,308
7.25% 6/15/37	9,291,000	12,323,973
		54,149,794

TOTAL CONSUMER STAPLES		159,905,720

ENERGY - 6.4%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,546,834
Noble Holding International Ltd.:
5.75% 3/16/18	569,000	578,616
7.2% 4/1/25 (b)	3,629,000	3,420,333
8.2% 4/1/45 (b)	3,503,000	3,222,760
		10,768,543
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,555,827
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,523,323
5.55% 3/15/26	4,842,000	5,373,056
6.6% 3/15/46	6,610,000	7,976,591
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,535,914
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,821,304
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,602,913
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,503,155
3.3% 6/1/20	7,369,000	7,508,510
4.5% 6/1/25	2,235,000	2,341,379
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,227,380
5.35% 3/15/20 (a)	4,099,000	4,242,465
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,732,153
2.7% 4/1/19	6,241,000	6,178,590
3.875% 3/15/23	9,216,000	8,847,360
5.6% 4/1/44	9,458,000	8,701,360
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,360,174
3.9% 5/15/24 (b)	2,513,000	2,452,291
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	820,466
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,480,347
5.5% 12/1/46	2,804,000	2,980,377
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,249,376
2.55% 10/15/19	1,568,000	1,581,080
3.7% 2/15/26	8,000,000	8,001,352
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,940,033
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,826,185
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	3,050,950
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	42,792,890
5.625% 5/20/43	20,715,000	17,094,018
6.25% 3/17/24	1,950,000	1,999,725
7.25% 3/17/44	14,448,000	14,267,400
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	20,882,000	21,435,373
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	70,007,250
4.5% 1/23/26	11,975,000	11,478,038
4.625% 9/21/23	10,480,000	10,540,260
4.875% 1/18/24	5,463,000	5,512,167
5.625% 1/23/46	10,000,000	8,941,000
6.375% 1/23/45	21,014,000	20,493,273
6.5% 6/2/41	22,489,000	22,399,044
Phillips 66 Partners LP 2.646% 2/15/20	617,000	618,516
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,755,306
Southwestern Energy Co. 5.8% 1/23/20 (b)	5,300,000	5,349,688
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,940,475
Spectra Energy Partners LP 2.95% 9/25/18	1,225,000	1,241,209
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,176,238
4.55% 6/24/24	24,070,000	24,250,525
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,773,053
4.65% 7/1/26	1,646,000	1,695,071
5.375% 6/1/21	10,236,000	10,999,247
Williams Partners LP:
4% 11/15/21	1,074,000	1,111,242
4.125% 11/15/20	1,086,000	1,135,509
4.3% 3/4/24	5,461,000	5,618,736
		438,039,164

TOTAL ENERGY		448,807,707

FINANCIALS - 13.0%
Banks - 6.8%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	34,118,406
Bank of America Corp.:
3.5% 4/19/26	16,328,000	16,107,343
3.875% 8/1/25	3,792,000	3,858,853
3.95% 4/21/25	6,208,000	6,180,530
4.25% 10/22/26	7,558,000	7,673,743
5.65% 5/1/18	3,780,000	3,932,606
5.875% 1/5/21	3,255,000	3,634,256
Barclays PLC:
2.75% 11/8/19	6,297,000	6,342,691
4.375% 1/12/26	7,220,000	7,316,401
Citigroup, Inc.:
3.875% 3/26/25	15,450,000	15,347,567
4.05% 7/30/22	2,408,000	2,507,361
4.3% 11/20/26	17,000,000	17,161,143
5.5% 9/13/25	2,779,000	3,037,892
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,261,869
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	6,983,733
4.3% 12/3/25	14,216,000	14,650,612
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,797,455
3.75% 3/26/25	7,780,000	7,653,124
3.8% 9/15/22	11,780,000	11,947,747
3.8% 6/9/23	12,499,000	12,545,259
Discover Bank 7% 4/15/20	5,075,000	5,660,452
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,177,739
8.25% 3/1/38	1,976,000	2,814,891
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,265,076
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,977,413
5.25% 3/14/44	2,847,000	3,076,502
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,386,956
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,737,139
JPMorgan Chase & Co.:
2.95% 10/1/26	16,357,000	15,550,109
3.875% 9/10/24	50,822,000	51,507,792
4.125% 12/15/26	34,506,000	35,154,540
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,408,636
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,539,071
Regions Bank 6.45% 6/26/37	7,667,000	8,670,495
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,198,508
Royal Bank of Canada 4.65% 1/27/26	6,403,000	6,773,875
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,363,102
6% 12/19/23	41,227,000	43,571,044
6.1% 6/10/23	22,609,000	24,023,283
6.125% 12/15/22	11,163,000	11,819,329
		480,734,543
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,309,325
4.25% 2/15/24	3,486,000	3,633,897
Credit Suisse AG 6% 2/15/18	13,023,000	13,469,155
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,716,156
Deutsche Bank AG London Branch:
1.875% 2/13/18	40,527,000	40,483,271
2.85% 5/10/19	13,570,000	13,661,258
Goldman Sachs Group, Inc.:
2.625% 1/31/19	17,288,000	17,481,660
2.9% 7/19/18	10,067,000	10,191,931
5.15% 5/22/45	9,000,000	9,437,949
5.25% 7/27/21	5,219,000	5,724,246
5.75% 1/24/22	5,977,000	6,730,819
6.75% 10/1/37	18,359,000	22,648,856
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,678,366
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,861,674
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,801,162
4% 7/23/25	10,033,000	10,349,491
4.875% 11/1/22	27,262,000	29,473,248
5% 11/24/25	15,331,000	16,460,588
5.75% 1/25/21	13,341,000	14,807,963
7.3% 5/13/19	3,747,000	4,141,653
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,031,920
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,661,797
		274,756,385
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,393,000	2,411,244
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,093,614
3.95% 11/6/24	5,006,000	5,013,229
5.2% 4/27/22	3,503,000	3,778,830
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,102,536
Hyundai Capital America:
2% 3/19/18 (a)	10,511,000	10,520,565
2.125% 10/2/17 (a)	7,543,000	7,554,722
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,832,691
3% 8/15/19	2,690,000	2,731,711
3.75% 8/15/21	4,062,000	4,184,912
4.25% 8/15/24	4,089,000	4,187,831
		55,411,885
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	7,002,174
Insurance - 1.4%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,736,655
Aon Corp. 5% 9/30/20	1,574,000	1,702,078
Aon PLC 4% 11/27/23	13,880,000	14,547,448
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,461,979
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	11,559,000	10,749,870
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,926,051
6.5% 3/15/35 (a)	4,626,000	5,571,504
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,200,204
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	6,388,827
Pacific LifeCorp 6% 2/10/20 (a)	1,301,000	1,412,111
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,527,302
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	14,795,216
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,202,439
4.125% 11/1/24 (a)	3,142,000	3,201,465
Unum Group:
5.625% 9/15/20	3,364,000	3,700,720
5.75% 8/15/42	6,479,000	7,242,285
		103,366,154

TOTAL FINANCIALS		921,271,141

HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,977,565
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,548,115
4.25% 10/15/19	4,510,000	4,667,850
4.75% 5/1/23	360,000	375,300
5.875% 3/15/22	430,000	473,000
6.5% 2/15/20	38,271,000	41,883,017
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,197,169
		62,144,451
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,005,098
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,609,792
3.45% 3/15/22	11,300,000	11,514,463
Mylan N.V.:
2.5% 6/7/19	5,537,000	5,561,828
3.15% 6/15/21	11,288,000	11,335,184
3.95% 6/15/26	3,635,000	3,557,658
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,847,626
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	5,043,391
3.15% 10/1/26	4,467,000	4,115,956
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,210,319
		51,796,217

TOTAL HEALTH CARE		117,923,331

INDUSTRIALS - 0.6%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	358,978	375,563
6.648% 9/15/17	80,021	81,729
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	193,575	197,447
8.36% 1/20/19	1,530,447	1,591,665
		2,246,404
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,905,336
3.375% 6/1/21	3,658,000	3,728,588
3.75% 2/1/22	7,687,000	7,916,495
3.875% 4/1/21	7,380,000	7,649,783
4.25% 9/15/24	6,449,000	6,675,534
4.75% 3/1/20	6,486,000	6,878,552
		36,754,288
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,169,400

TOTAL INDUSTRIALS		42,170,092

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,811,567
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,692,580
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,703,770
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,302,138
		6,005,908

TOTAL MATERIALS		7,698,488

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,603,781
4.6% 4/1/22	1,840,000	1,954,711
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,647,951
American Tower Corp. 2.8% 6/1/20	14,800,000	14,904,814
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,180,403
4.25% 1/15/24	5,830,000	6,084,538
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,972,076
DDR Corp.:
3.5% 1/15/21	21,013,000	21,245,236
3.625% 2/1/25	4,232,000	4,070,850
4.25% 2/1/26	2,872,000	2,854,059
4.625% 7/15/22	3,879,000	4,069,234
4.75% 4/15/18	4,014,000	4,104,821
7.5% 4/1/17	2,084,000	2,084,000
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,030,320
4.375% 6/15/22	13,137,000	13,962,411
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,713,360
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,951,483
4.75% 7/15/20	3,181,000	3,402,776
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,224,149
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,887,641
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,390,303
4.7% 9/15/17	946,000	958,429
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,725,657
HRPT Properties Trust 6.65% 1/15/18	2,850,000	2,887,751
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,708,115
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,928,286
4.5% 1/15/25	4,308,000	4,298,945
4.5% 4/1/27	26,195,000	25,689,306
4.75% 1/15/28	8,836,000	8,726,266
4.95% 4/1/24	2,418,000	2,488,681
5.25% 1/15/26	9,242,000	9,647,983
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,613,107
5% 12/15/23	1,288,000	1,330,593
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,146,388
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,790,352
4.6% 4/1/24	14,578,000	15,086,204
		216,364,980
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,843,000	6,834,925
4.1% 10/1/24	7,694,000	7,671,618
4.55% 10/1/29	7,694,000	7,680,820
4.95% 4/15/18	4,871,000	5,003,920
5.7% 5/1/17	2,297,000	2,303,905
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,705,154
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,741,987
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,395,631
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,738,979
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,681,743
3.375% 6/15/23	3,033,000	3,021,402
4.125% 6/15/22	2,690,000	2,816,091
4.75% 10/1/20	4,767,000	5,067,693
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,134,030
3.15% 5/15/23	10,776,000	10,061,885
4.5% 4/18/22	11,607,000	11,765,424
Mid-America Apartments LP:
4% 11/15/25	1,859,000	1,907,241
4.3% 10/15/23	1,390,000	1,466,728
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,087,597
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,441,289
3.75% 12/1/24	5,090,000	5,050,654
3.875% 12/1/23	3,062,000	3,100,425
6.125% 6/1/20	4,142,000	4,538,712
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,854,483
3.5% 2/1/25	2,171,000	2,124,790
4.125% 1/15/26	2,587,000	2,624,530
4.375% 2/1/45	1,297,000	1,214,764
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,261,819
		143,298,239

TOTAL REAL ESTATE		359,663,219

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,355,939
3.6% 2/17/23	9,669,000	9,791,506
5.875% 10/1/19	5,356,000	5,830,467
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	316,959
CenturyLink, Inc.:
5.15% 6/15/17	445,000	448,115
6% 4/1/17	1,112,000	1,112,000
6.15% 9/15/19	3,031,000	3,228,015
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,611,244
4.522% 9/15/48	28,764,000	26,181,108
		72,875,353
UTILITIES - 2.3%
Electric Utilities - 1.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,978,648
6.4% 9/15/20 (a)	11,762,000	13,130,885
Exelon Corp. 3.95% 6/15/25	7,417,000	7,622,718
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,295,069
4.25% 3/15/23	28,183,000	29,119,324
7.375% 11/15/31	10,199,000	13,291,082
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	4,795,175
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	13,146,250
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	634,941
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,837,721
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,762,213
		109,614,026
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,735,000	2,735,000
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,664,987
		4,399,987
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,747,317
2.7% 6/15/21	1,721,000	1,711,080
		3,458,397
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
3.4522% 9/30/66 (b)	21,923,000	17,976,860
3.9772% 6/30/66 (b)	5,100,000	4,692,000
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,101,502
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,726,509
6.5% 12/15/20	2,803,000	3,138,791
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	3,561,250
		46,196,912

TOTAL UTILITIES		163,669,322

TOTAL NONCONVERTIBLE BONDS
(Cost $2,453,302,457)		2,492,130,591

U.S. Government and Government Agency Obligations - 32.4%
U.S. Treasury Inflation-Protected Obligations - 9.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$149,890,734	$142,949,332
1% 2/15/46	70,583,486	71,739,258
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	69,747,028	70,775,318
0.125% 4/15/20	72,276,809	73,364,646
0.375% 7/15/25	327,563,518	328,530,444

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		687,358,998

U.S. Treasury Obligations - 22.7%
U.S. Treasury Bonds:
2.5% 2/15/46 (c)	98,520,000	88,260,029
2.875% 11/15/46	131,300,000	127,350,759
3% 11/15/45	72,498,000	72,027,923
U.S. Treasury Notes:
0.75% 4/15/18	71,100,000	70,850,012
0.75% 9/30/18	385,000,000	382,503,660
0.875% 3/31/18	71,200,000	71,055,393
1.25% 10/31/21	466,359,000	453,260,828
2% 11/15/26	133,200,000	128,642,029
2.125% 3/31/24	211,514,000	210,200,287

TOTAL U.S. TREASURY OBLIGATIONS		1,604,150,920

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,304,662,082)		2,291,509,918

U.S. Government Agency - Mortgage Securities - 22.2%
Fannie Mae - 11.9%
2.449% 9/1/33 (b)	376,661	386,029
2.5% 2/1/43 to 8/1/43	9,825,023	9,419,835
2.533% 12/1/34 (b)	72,740	75,202
2.563% 5/1/34 (b)	555,124	569,158
2.601% 5/1/33 (b)	9,539	9,909
2.714% 3/1/35 (b)	27,738	28,683
2.798% 10/1/33 (b)	49,091	51,775
2.802% 6/1/36 (b)	104,319	109,004
2.833% 3/1/35 (b)	23,513	24,784
2.942% 7/1/35 (b)	311,730	326,514
2.95% 3/1/36 (b)	207,277	218,790
2.96% 8/1/36 (b)	1,228,696	1,296,915
3% 12/1/30 to 2/1/47 (d)	240,676,544	239,691,341
3% 4/1/47 (d)	10,200,000	10,115,532
3% 4/1/47 (d)	13,300,000	13,189,860
3.029% 5/1/36 (b)	275,794	292,303
3.03% 11/1/36 (b)	644,842	675,906
3.101% 5/1/35 (b)	133,473	141,663
3.14% 7/1/37 (b)	134,836	142,407
3.268% 7/1/35 (b)	79,543	83,359
3.5% 12/1/25 to 3/1/47 (d)	239,179,577	246,020,388
3.5% 4/1/47 (d)	14,800,000	15,139,938
3.5% 4/1/47 (d)	10,300,000	10,536,579
3.5% 4/1/47 (d)	16,090,000	16,459,568
3.709% 3/1/36 (b)	331,424	352,759
4% 11/1/31 to 8/1/46	136,957,143	144,441,846
4% 4/1/47 (d)	6,500,000	6,818,399
4.5% 7/1/33 to 2/1/45	33,002,116	35,609,861
5% 10/1/21 to 11/1/44 (d)	36,361,878	39,793,594
5.5% 10/1/17 to 9/1/41	15,626,177	17,512,768
6% 7/1/19 to 1/1/42	29,997,878	34,080,940
7% 4/1/17	368	369
7% 4/1/17 to 6/1/32	949,960	1,086,737
7.5% 2/1/22 to 11/1/31	805,191	943,579
8% 6/1/29	601	718

TOTAL FANNIE MAE		845,647,012

Freddie Mac - 5.9%
2.5% 7/1/31	2,847,917	2,858,485
2.827% 4/1/35 (b)	436,230	454,931
2.958% 1/1/35 (b)	37,132	39,113
2.988% 5/1/35 (b)	255,017	268,361
3% 10/1/28 to 1/1/47	93,393,826	93,676,268
3.5% 6/1/27 to 9/1/46	148,022,517	152,865,945
3.898% 10/1/35 (b)	101,611	108,152
4% 6/1/24 to 4/1/46	93,611,865	98,753,879
4.5% 7/1/25 to 10/1/41	24,223,609	26,149,942
5% 4/1/38 to 7/1/41	13,878,159	15,260,306
5.5% 11/1/33 to 6/1/41	20,138,626	22,498,315
6% 7/1/37 to 8/1/37	643,170	730,264
6.5% 9/1/39	1,057,249	1,206,885
7.5% 9/1/17 to 6/1/32	313,645	361,928
8% 7/1/25 to 4/1/27	14,290	16,690
8.5% 6/1/20 to 5/1/22	1,265	1,395

TOTAL FREDDIE MAC		415,250,859

Ginnie Mae - 4.4%
3% 12/20/42 to 3/20/47	83,271,998	84,183,351
3.5% 1/15/41 to 7/20/46	88,578,858	92,268,064
3.5% 4/1/47 (d)	13,270,000	13,756,221
3.5% 4/1/47 (d)	16,600,000	17,208,234
4% 9/15/40 to 8/15/43	36,851,548	39,300,802
4% 4/1/47 (d)	7,550,000	7,975,001
4% 4/1/47 (d)	7,750,000	8,186,259
4.5% 5/15/39 to 5/20/41	34,619,783	37,305,820
5% 3/15/39 to 9/15/41	5,954,576	6,600,154
5.5% 3/15/38 to 12/15/38	1,077,569	1,228,799
7% 6/15/24 to 9/15/32	2,046,704	2,389,408
7.5% 3/15/22 to 8/15/28	448,569	507,387
8% 4/15/24 to 12/15/25	41,591	47,523
8.5% 8/15/29 to 11/15/31	74,504	89,372

TOTAL GINNIE MAE		311,046,395

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,579,451,421)		1,571,944,266

Asset-Backed Securities - 0.9%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$431,966	$416,067
Airspeed Ltd. Series 2007-1A Class C1, 3.4122% 6/15/32 (a)(b)	3,320,073	1,062,423
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	24,453	23,723
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	58,421	49,352
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	31,145	29,823
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	715,942	250,359
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	13,870,000	13,985,884
Class AA, 2.487% 12/16/41 (a)	3,468,208	3,414,174
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,048,937
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9183% 12/25/36 (b)	1,172,000	888,733
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2317% 3/25/32 (b)	16,339	16,230
Series 2004-3 Class M4, 2.4367% 4/25/34 (b)	36,073	33,864
Series 2004-4 Class M2, 1.7767% 6/25/34 (b)	53,827	51,715
Series 2004-7 Class AF5, 5.868% 1/25/35	977,344	996,632
Fannie Mae Series 2004-T5 Class AB3, 1.724% 5/28/35 (b)	25,289	22,424
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9533% 8/25/34 (b)	152,184	144,574
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.6033% 3/25/34 (b)	1,327	1,152
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,952,800
Fremont Home Loan Trust Series 2005-A Class M4, 1.7983% 1/25/35 (b)	225,345	115,477
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	409,755	357,272
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,393,471	6,277,494
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3017% 8/25/33 (b)	509,839	479,938
Series 2003-3 Class M1, 2.2717% 8/25/33 (b)	234,538	229,724
Series 2003-5 Class A2, 1.6817% 12/25/33 (b)	21,396	20,488
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	802,833	577,205
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.9033% 7/25/33 (b)	1,969,893	1,914,440
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7533% 7/25/34 (b)	15,315	14,797
Series 2006-FM1 Class A2B, 1.0917% 4/25/37 (b)	1,454	797
Series 2006-OPT1 Class A1A, 1.2983% 6/25/35 (b)	408,092	394,626
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	37,283	34,197
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (b)	103,299	98,100
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	118,584	111,827
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	105,335	98,592
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,403,999	3,405,337
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	928,000	899,179
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.6533% 9/25/34 (b)	329,791	320,409
Class M4, 2.9533% 9/25/34 (b)	444,000	278,402
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	3,323	3,068
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	155,804	154,731
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.7067% 9/25/34 (b)	22,670	20,536
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6383% 9/25/34 (b)	18,730	17,754
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	14,054,973	14,038,949
TOTAL ASSET-BACKED SECURITIES
(Cost $65,511,645)		63,252,205

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9411% 2/25/37 (b)	263,959	251,908
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,593,565	1,594,075
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0683% 7/25/35 (b)	927,948	902,545
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.1217% 6/10/35 (a)(b)	79,726	58,253
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12,983	12,719

TOTAL PRIVATE SPONSOR		2,819,500

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,041,218	1,105,307
Series 1999-57 Class PH, 6.5% 12/25/29	1,047,471	1,186,493

TOTAL U.S. GOVERNMENT AGENCY		2,291,800

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,766,181)		5,111,300

Commercial Mortgage Securities - 1.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3331% 2/14/43 (b)(e)	499,609	6,156
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.82% 5/15/32 (a)(b)	4,902,000	4,904,394
Class D, 3.67% 5/15/32 (a)(b)	3,103,000	3,098,398
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.2567% 12/25/33 (a)(b)	14,363	13,417
Series 2005-3A:
Class A2, 1.3817% 11/25/35 (a)(b)	109,789	95,785
Class M2, 1.4717% 11/25/35 (a)(b)	23,944	19,920
Class M3, 1.4917% 11/25/35 (a)(b)	21,461	17,408
Class M4, 1.5817% 11/25/35 (a)(b)	26,782	21,294
Series 2005-4A:
Class A2, 1.3717% 1/25/36 (a)(b)	405,759	369,886
Class B1, 2.3817% 1/25/36 (a)(b)	17,061	13,330
Class M1, 1.4317% 1/25/36 (a)(b)	130,967	109,996
Class M2, 1.4517% 1/25/36 (a)(b)	39,171	32,038
Class M3, 1.4817% 1/25/36 (a)(b)	57,372	46,707
Class M4, 1.5917% 1/25/36 (a)(b)	29,873	24,581
Class M5, 1.6317% 1/25/36 (a)(b)	29,873	22,396
Class M6, 1.6817% 1/25/36 (a)(b)	31,851	24,045
Series 2006-1:
Class A2, 1.3417% 4/25/36 (a)(b)	60,223	52,651
Class M6, 1.6217% 4/25/36 (a)(b)	20,271	16,763
Series 2006-2A:
Class M1, 1.2917% 7/25/36 (a)(b)	53,685	44,513
Class M2, 1.3117% 7/25/36 (a)(b)	37,837	31,346
Class M3, 1.3317% 7/25/36 (a)(b)	29,715	24,646
Class M4, 1.4017% 7/25/36 (a)(b)	20,008	16,596
Class M5, 1.4517% 7/25/36 (a)(b)	24,564	20,393
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	16,238	12,670
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (a)(b)	898,433	798,961
Class M1, 1.0683% 12/25/36 (a)(b)	64,879	45,011
Class M2, 1.0883% 12/25/36 (a)(b)	41,184	27,351
Class M3, 1.1183% 12/25/36 (a)(b)	41,748	19,825
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	166,793	144,810
Series 2007-2A:
Class A1, 1.0411% 7/25/37 (a)(b)	739,447	649,478
Class A2, 1.0911% 7/25/37 (a)(b)	692,686	597,447
Class M1, 1.1411% 7/25/37 (a)(b)	231,820	180,840
Class M2, 1.1811% 7/25/37 (a)(b)	89,162	69,222
Class M3, 1.2611% 7/25/37 (a)(b)	69,116	48,546
Series 2007-3:
Class A2, 1.0611% 7/25/37 (a)(b)	240,380	203,242
Class M1, 1.0811% 7/25/37 (a)(b)	125,796	99,572
Class M2, 1.1111% 7/25/37 (a)(b)	133,453	102,142
Class M3, 1.1411% 7/25/37 (a)(b)	218,502	163,489
Class M4, 1.2711% 7/25/37 (a)(b)	342,657	228,954
Class M5, 1.3711% 7/25/37 (a)(b)	120,715	61,478
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	16,839	4,537
C-BASS Trust floater Series 2006-SC1 Class A, 1.2517% 5/25/36 (a)(b)	8,478	8,455
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.77% 12/15/27 (a)(b)	2,758,055	2,773,614
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,389,210
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6382% 6/15/39 (b)	2,783,983	2,782,524
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	5,899,507	5,925,275
CSMC Series 2015-TOWN:
Class B, 2.67% 3/15/28 (a)(b)	1,452,000	1,450,197
Class C, 3.02% 3/15/28 (a)(b)	1,415,000	1,413,662
Class D, 3.97% 3/15/28 (a)(b)	2,141,000	2,139,774
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	7,520,000	7,684,184
Class CFX, 3.3822% 12/15/34 (a)(b)	6,312,000	6,413,569
Class DFX, 3.3822% 12/15/34 (a)(b)	5,350,000	5,404,200
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	211,328	211,136
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.5622% 4/15/27 (a)(b)	2,472,000	2,445,055
Class D, 3.1622% 4/15/27 (a)(b)	5,271,000	5,193,216
sequential payer Series 2007-LD11 Class A4, 5.787% 6/15/49 (b)	41,284,261	41,297,781
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9665% 7/15/44 (b)	4,639,643	4,661,774
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8264% 6/12/50 (b)	3,439,927	3,446,735
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	685,905	685,058
Series 2007-7 Class A4, 5.746% 6/12/50 (b)	427,973	427,977
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	7,491,000	7,459,743
Class B, 4.181% 11/15/34 (a)	2,644,000	2,639,714
Class C, 5.205% 11/15/34 (a)	1,854,000	1,856,898
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	1,313,114	653,265
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C33 Class A4, 5.9751% 2/15/51 (b)	6,831,869	6,824,192
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $140,475,164)		132,671,442

Municipal Securities - 1.9%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	18,730,000	16,771,404
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,171,667	3,203,193
4.95% 6/1/23	11,575,000	11,802,333
5.1% 6/1/33	24,540,000	22,390,787
Series 2010-1, 6.63% 2/1/35	19,115,000	19,634,928
Series 2010-3:
6.725% 4/1/35	16,145,000	16,779,983
7.35% 7/1/35	8,115,000	8,659,192
Series 2010-5, 6.2% 7/1/21	3,770,000	3,996,577
Series 2011:
5.665% 3/1/18	7,745,000	7,950,320
5.877% 3/1/19	19,560,000	20,569,492
Series 2013, 3.6% 12/1/19	4,360,000	4,349,841
TOTAL MUNICIPAL SECURITIES
(Cost $141,644,072)		136,108,050

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $15,677,264)	$15,000,000	$15,806,250

Bank Notes - 1.2%
Capital One NA 2.95% 7/23/21	10,312,000	10,393,259
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,696,925
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,528,863
3.1% 6/4/20	10,724,000	10,938,416
8.7% 11/18/19	1,160,000	1,317,464
KeyBank NA:
2.25% 3/16/20	20,000,000	20,063,580
6.95% 2/1/28	850,000	1,062,729
PNC Bank NA 2.3% 6/1/20	3,650,000	3,659,986
Regions Bank 7.5% 5/15/18	18,822,000	19,927,661
TOTAL BANK NOTES
(Cost $84,161,701)		85,588,883
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.84% (f)
(Cost $368,294,662)	368,241,583	368,315,231
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $7,157,946,649)		7,162,438,136
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(93,885,865)
NET ASSETS - 100%		$7,068,552,271

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 4/1/47	$(3,200,000)	$(3,173,500)
3% 4/1/47	(2,800,000)	(2,776,813)
3.5% 4/1/47	(21,100,000)	(21,584,642)
3.5% 4/1/47	(4,600,000)	(4,705,656)
4.5% 4/1/47	(1,700,000)	(1,823,060)
TOTAL TBA SALE COMMITMENTS
(Proceeds $33,914,078)		$(34,063,671)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	USD 8,098	$(186)	$0	$(186)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,087,993 or 4.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,479.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$686,670
Total	$686,670

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,492,130,591	$--	$2,492,130,591	$--
U.S. Government and Government Agency Obligations	2,291,509,918	--	2,291,509,918	--
U.S. Government Agency - Mortgage Securities	1,571,944,266	--	1,571,944,266	--
Asset-Backed Securities	63,252,205	--	63,252,205	--
Collateralized Mortgage Obligations	5,111,300	--	5,053,047	58,253
Commercial Mortgage Securities	132,671,442	--	132,671,442	--
Municipal Securities	136,108,050	--	136,108,050	--
Foreign Government and Government Agency Obligations	15,806,250	--	15,806,250	--
Bank Notes	85,588,883	--	85,588,883	--
Money Market Funds	368,315,231	368,315,231	--	--
Total Investments in Securities:	$7,162,438,136	$368,315,231	$6,794,064,652	$58,253
Derivative Instruments:
Liabilities
Swaps	$(186)	$--	$(186)	$--
Total Liabilities	$(186)	$--	$(186)	$--
Total Derivative Instruments:	$(186)	$--	$(186)	$--
Other Financial Instruments:
TBA Sale Commitments	$(34,063,671)	$--	$(34,063,671)	$--
Total Other Financial Instruments:	$(34,063,671)	$--	$(34,063,671)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(186)
Total Credit Risk	0	(186)
Total Value of Derivatives	$0	$(186)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
United Kingdom	2.6%
Mexico	2.2%
Netherlands	1.7%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,789,651,987)	$6,794,122,905
Fidelity Central Funds (cost $368,294,662)	368,315,231
Total Investments (cost $7,157,946,649)		$7,162,438,136
Receivable for investments sold		27,165,882
Receivable for TBA sale commitments		33,914,078
Receivable for fund shares sold		1,641,006
Interest receivable		41,104,488
Distributions receivable from Fidelity Central Funds		183,356
Total assets		7,266,446,946
Liabilities
Payable for investments purchased
Regular delivery	$10,545,380
Delayed delivery	150,240,789
TBA sale commitments, at value	34,063,671
Payable for fund shares redeemed	2,993,953
Distributions payable	134
Bi-lateral OTC swaps, at value	186
Other payables and accrued expenses	50,562
Total liabilities		197,894,675
Net Assets		$7,068,552,271
Net Assets consist of:
Paid in capital		$7,091,663,226
Distributions in excess of net investment income		(13,887,486)
Accumulated undistributed net realized gain (loss) on investments		(13,565,177)
Net unrealized appreciation (depreciation) on investments		4,341,708
Net Assets, for 65,856,751 shares outstanding		$7,068,552,271
Net Asset Value, offering price and redemption price per share ($7,068,552,271 ÷ 65,856,751 shares)		$107.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017
Investment Income
Interest		$84,228,432
Income from Fidelity Central Funds		686,670
Total income		84,915,102
Expenses
Custodian fees and expenses	$50,865
Independent directors' fees and expenses	14,240
Total expenses before reductions	65,105
Expense reductions	(14,876)	50,229
Net investment income (loss)		84,864,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,688,111)
Fidelity Central Funds	89,443
Swaps	138
Total net realized gain (loss)		(6,598,530)
Change in net unrealized appreciation (depreciation) on: Investment securities	(155,414,316)
Swaps	87
Delayed delivery commitments	(189,735)
Total change in net unrealized appreciation (depreciation)		(155,603,964)
Net gain (loss)		(162,202,494)
Net increase (decrease) in net assets resulting from operations		$(77,337,621)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,864,873	$225,137,624
Net realized gain (loss)	(6,598,530)	24,324,560
Change in net unrealized appreciation (depreciation)	(155,603,964)	230,253,425
Net increase (decrease) in net assets resulting from operations	(77,337,621)	479,715,609
Distributions to shareholders from net investment income	(98,752,359)	(217,358,539)
Distributions to shareholders from net realized gain	(6,966,647)	–
Total distributions	(105,719,006)	(217,358,539)
Affiliated share transactions
Proceeds from sales of shares	432,327,767	486,127,555
Reinvestment of distributions	105,718,175	217,356,861
Cost of shares redeemed	(335,461,077)	(1,349,074,081)
Net increase (decrease) in net assets resulting from share transactions	202,584,865	(645,589,665)
Total increase (decrease) in net assets	19,528,238	(383,232,595)
Net Assets
Beginning of period	7,049,024,033	7,432,256,628
End of period	$7,068,552,271	$7,049,024,033
Other Information
Distributions in excess of net investment income end of period	$(13,887,486)	$–
Shares
Sold	4,048,667	4,495,446
Issued in reinvestment of distributions	985,026	2,022,677
Redeemed	(3,124,686)	(12,702,566)
Net increase (decrease)	1,909,007	(6,184,443)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Central Fund

	Six months endedMarch 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$110.23	$105.97	$107.08	$105.37	$109.14	$104.84
Income from Investment Operations
Net investment income (loss)A	1.328	3.479	3.267	2.918	2.588	2.994
Net realized and unrealized gain (loss)	(2.571)	4.135	(1.220)	1.591	(3.850)	4.299
Total from investment operations	(1.243)	7.614	2.047	4.509	(1.262)	7.293
Distributions from net investment income	(1.546)	(3.354)	(3.157)	(2.799)	(2.508)	(2.993)
Distributions from net realized gain	(.111)	–	–	–	–	–
Total distributions	(1.657)	(3.354)	(3.157)	(2.799)	(2.508)	(2.993)
Net asset value, end of period	$107.33	$110.23	$105.97	$107.08	$105.37	$109.14
Total ReturnB,C	(1.12)%	7.31%	1.90%	4.32%	(1.18)%	7.06%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	–%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	–%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	–%G	-%	-%	-%	-%	-%
Net investment income (loss)	2.48%G	3.24%	3.03%	2.74%	2.41%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$7,068,552	$7,049,024	$7,432,257	$7,666,801	$6,906,153	$5,968,582
Portfolio turnover rateH	108%G	108%	395%	341%	321%	344%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2017

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$102,585,189
Gross unrealized depreciation	(98,115,597)
Net unrealized appreciation (depreciation) on securities	$4,469,592
Tax Cost	$7,157,968,544

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$138	$87
Total Credit Risk	138	87
Totals	$138	$87

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $71,218,926 and $1,088,517,983, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $474,123.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,240.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $636.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Investment Grade Bond Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016 and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period ended September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of March 31, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended March 31, 2017 and for the year ended September 30, 2016 and the financial highlights for the six months ended March 31, 2017 and for each of the five years in the period ended September 30, 2016 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0015%	$1,000.00	$988.80	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TP1-SANN-0517
1.807412.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017